Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Consolidated Statements of Loss and Comprehensive Loss
Revenue	$ 487,669	$ 356,852
Cost of sales	(356,355)	(255,900)
Gross profit	131,314	100,952
Expenses
Salaries, wages and benefits	(56,798)	(44,055)
Share-based compensation	(5,034)	(8,080)
General and administration	(26,888)	(25,973)
Professional fees	(8,350)	(4,920)
Advertising and promotion	(4,144)	(7,868)
Depreciation and amortization	(32,761)	(30,169)
Impairment loss	(34,265)	(48,681)
Interest and bank charges	(4,499)	(3,516)
Total expenses	(172,739)	(173,262)
Loss from operations	(41,425)	(72,310)
Other income (expenses)
Loss on extinguishment of financial liability		(418)
Loss on extinguishment of debenture		(354)
Gain (loss) on revaluation of debenture	505	0
Gain (loss) on revaluation of marketable securities	40	(489)
Finance and other costs	(9,727)	(10,379)
Gain on revaluation of put option liability	1,932	10,497
Other losses	(55)
Gain (loss) on foreign exchange	134	(310)
Total other expenses	(7,171)	(1,453)
Loss before taxes	(48,596)	(73,763)
Income tax recovery (expense)	922	(381)
Deferred income tax recovery	6,722	3,296
Net loss	(40,952)	(70,848)
Other comprehensive income (loss)
Translation difference on foreign subsidiary	2,027	6,313
Total comprehensive loss	(38,925)	(64,535)
Net (loss) income attributed to:
Owners of company	(39,310)	(71,756)
Non-controlling interest	(1,642)	908
Comprehensive loss attributed to:
Owners of company	(37,551)	(63,412)
Non-controlling interest	$ (1,374)	$ (1,123)
Loss per share
Basic loss per share (in dollars per share)	$ (0.53)	$ (1.14)
Diluted loss per share (in dollars per share)	$ (0.53)	$ (1.14)